Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Intangible assets - Composition
  Composition

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Exploration and evaluation assets	Computer application	Others	Total
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Cost
Balance as at January 1, 2018	348	216	91	80	183	39	76	34	1,067
Additions	-	-	-	1	-	1	13	1	16
Disposals	-	-	-	-	-	-	-	(2)	(2)
Translation differences	(17)	(6)	(3)	(6)	(5)	(1)	(2)	-	(40)

Balance as at December 31, 2018	331	210	88	75	178	39	87	33	1,041

Amortization and impairment losses
Balance as at January 1, 2018	22	63	24	35	94	25	61	21	345
Amortization for the year	-	5	3	5	10	1	4	2	30
Impairment	-	-	-	3	3	-	-	-	6
Disposals	-	-	-	-	-	-	-	(1)	(1)
Translation differences	-	-	(1)	(4)	(2)	(1)	(2)	-	(10)

Balance as at December 31, 2018	22	68	26	39	105	25	63	22	370

Amortized Balance as at December 31 ,2018	309	142	62	36	73	14	24	11	671

Note 12 - Intangible Assets (cont'd)

  Composition (cont’d)

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Exploration and evaluation assets	Computer application	Others	Total
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Cost
Balance as at January 1, 2017	398	205	86	80	214	35	65	76	1,159
Additions	-	-	-	3	-	1	10	3	17
Discontinuance of consolidation	(55)	-	-	-	-	-	-	-	(55)
Translation differences	16	11	7	7	16	3	2	1	63
Reclassification to assets held for sale	(11)	-	(2)	(10)	(47)	-	(1)	(46)	(117)

Balance as at December 31, 2017	348	216	91	80	183	39	76	34	1,067

Amortization and impairment losses
Balance as at January 1, 2017	21	57	19	34	88	9	57	50	335
Amortization for the year	-	6	3	5	12	1	3	5	35
Impairment	-	-	1	-	-	14	-	-	15
Translation differences	1	-	1	3	5	1	2	1	14
Reclassification to assets held for sale	-	-	-	(7)	(11)	-	(1)	(35)	(54)
								-
Balance as at December 31, 2017	22	63	24	35	94	25	61	21	345

Amortized Balance as at December 31 ,2017	326	153	67	45	89	14	15	13	722

Total book value of intangible assets having defined and indefinite useful lives

B. Total book value of intangible assets having defined useful lives and those having indefinite useful lives are as follows:

As at December 31
2018	2017
$ millions	$ millions

Intangible assets having a defined useful life	332	365
Intangible assets having an indefinite useful life	339	357
	671	722